TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund
TOUCHSTONE LARGE COMPANY GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Large Company Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 11, and in the Fund’s Statement of Additional Information (“SAI”) on page 30.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Company Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone Large Company Growth Fund - TOUCHSTONE STRATEGIC TRUST		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.34%	0.34%	0.34%	0.24%
Expenses (as a percentage of Assets)		1.34%	2.09%	1.09%	0.99%
Fee Waiver or Reimbursement	[2]	0.11%	0.11%	0.11%	0.11%
Net Expenses (as a percentage of Assets)	[2]	1.23%	1.98%	0.98%	0.88%
[1]	Other Expenses are estimated based on fees and expenses incurred by other equity funds within the Touchstone fund complex during the most recent fiscal year. The Fund commenced operations following the completion of the reorganization of the Predecessor Fund, which occurred on August 15, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and the Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.23%, 1.98%, 0.98%, and 0.88% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 30, 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver, or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Touchstone Large Company Growth Fund - TOUCHSTONE STRATEGIC TRUST - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	693	301	100	90
Expense Example, with Redemption, 3 Years	965	644	336	304
Expense Example, with Redemption, 5 Years	1,257	1,114	590	536
Expense Example, with Redemption, 10 Years	2,086	2,412	1,319	1,203

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Large Company Growth Fund Class C
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	644
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,412

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended June 30, 2015 was 80%.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s portfolio generally will contain 25 to 35 equity securities. The Fund currently defines a large capitalization issuer as one that has a market capitalization of $10 billion or more at the time of purchase.

In addition, the Fund may invest up to 20% of its assets in equity securities of foreign issuers through, but not limited to, American Depositary Receipts ("ADRs") or other depositary receipts. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.

DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk:  The Fund may invest a significant percentage of its assets in the securities of a single issuer or limited number of issuers.  As a result, the Fund may be more sensitive to economic, political, and regulatory developments relating to the issuer or group of issuers in which it invests.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s PerformancePredecessor Fund Calendar Year Total Returns
The Fund's Institutional Class shares will adopt the performance history of the Predecessor Fund's Institutional Class shares. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Predecessor Fund's performance has varied from year to year and by showing how the Predecessor Fund's Institutional Class shares average annual returns compare with a broad measure of market performance. The table shows how the Predecessor Fund's performance compares to the Russell 1000 ® Growth Index and the S&P 500 ® Index, which are the Predecessor Fund's benchmark indexes and will be the Fund’s benchmark indexes. The Predecessor Fund's past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future.

Best Quarter: 1st Quarter, 2012 17.13%	Worst Quarter: 3rd Quarter, 2011 (14.47)%
The Predecessor Fund's calendar year-to-date total return for Institutional Class shares as of June 30, 2016 was (6.00)%.
Predecessor Fund Average Annual Total ReturnsFor the periods ended December 31, 2015
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Company Growth Fund		Label	1 Year	5 Years	Since Inception	Inception Date [2]
Russell 1000 Growth Index		Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	5.67%	13.53%	15.25%
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	13.76%
Institutional Class	[1]	Return Before Taxes*	7.49%	13.47%	15.41%	Aug. 28, 2009
Institutional Class | After Taxes on Distributions		Return After Federal Income Taxes on Distributions	5.38%	12.37%	14.50%	Aug. 28, 2009
Institutional Class | After Taxes on Distributions and Sales		Return After Federal Income Taxes on Distributions and Sale of Fund Shares	5.53%	10.51%	12.38%	Aug. 28, 2009
[1]	Reflects the performance of Institutional Class shares of the Predecessor Fund.
[2]	Reflects the inception date for the Predecessor Fund.

Federal income taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-advantaged arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.